Operating Segment (Tables)	6 Months Ended
Jul. 31, 2019
Operating Segment
Disclosure of Reconciliation of Segment Revenue to Profit or Loss and Other Comprehensive Income

Reconciliation of segment revenue to consolidated statements of profit or loss and other comprehensive income:

	6 months to 31 July 2019 NZ $000’s	6 months to 31 July 2018 NZ $000’s

Total segment revenue	47,809	65,736
Intersegment eliminations	(5,715)	(8,986)
Total external revenue	42,094	56,750

Disclosure of Reconciliation of Segment EBITDA to Profit or Loss and Other Comprehensive Income

	6 months to 31 July 2019 NZ $000’s	6 months to 31 July 2018 NZ $000’s

Segment EBITDA	(9,758)	(15,436)
Other reconciling items	(18,210)	(11,069)
Income tax (expense)/benefit	(761)	411
Total net loss after tax	(28,729)	(26,094)

Disclosure of Detailed Information About Geographical Information
	6 months to 31 July 2019 NZ $000’s	6 months to 31 July 2018 NZ $000’s

New Zealand	14,876	20,984
Australia	9,825	17,570
United States	17,079	14,383
Europe	314	3,813
	42,094	56,750

Disclosure of Detailed Information About Segment Performance

	NZ Retail NZ$000’s	AU Retail NZ$000’s	NZWholesale NZ$000’s	AUWholesale NZ$000’s	US Wholesale NZ$000’s	EU Wholesale NZ$000’s	e-commerce NZ$000’s	Unallocated NZ$000’s	Total
For the 6 months ended 31 July 2019
Revenue from external customers	12,498	6,502	1,569	3,289	3,242	314	14,680	-	42,094
	12,498	6,502	1,569	3,289	3,242	314	14,680	-	42,094
Cost of sales	(6,820)	(3,007)	(820)	(2,545)	(2,374)	(130)	(10,417)	(2,016)	(28,129)
Gross margin	5,678	3,495	749	744	868	184	4,263	(2,016)	13,965
Other segment expenses*	(5,028)	(2,618)	(636)	(1,299)	(1,303)	(127)	(6,169)	-	(17,180)
Unallocated expenses
Administrative expenses	-	-	-	-	-	-	-	(558)	(558)
Corporate expenses	-	-	-	-	-	-	-	(5,656)	(5,656)
Other foreign exchange loss	-	-	-	-	-	-	-	(329)	(329)
EBITDA	650	877	113	(555)	(435)	57	(1,906)	(8,559)	(9,758)
Brand transition, restructure and transaction expenses	-	-	-	-	-	-	-	(5,846)	(5,846)
Finance expense	-	-	-	-	-	-	-	(2,230)	(2,230)
Impairment expense	-	-	-	-	-	-	-	(6,849)	(6,849)
Depreciation and amortisation	-	-	-	-	-	-	-	(4,567)	(4,567)
Fair value gain on foreign exchange contracts	-	-	-	-	-	-	-	729	729
Unrealised foreign exchange gain/(loss)	-	-	-	-	-	-	-	553	553
Fair value gain on Convertible Note derivative	-	-	-	-	-	-	-	-	-
Profit/(loss) after income tax	650	877	113	(555)	(435)	57	(1,906)	(26,769)	(27,968)
Income tax expense	-	-	-	-	-	-	-	(761)	(761)
Profit/(loss) after income tax	650	877	113	(555)	(435)	57	(1,906)	(27,530)	(28,729)

* Other segment expenses relate to brand management expenses and some corporate expenses.

	NZ Retail NZ$000’s	AU Retail NZ$000’s	NZ Wholesale NZ$000’s	AU Wholesale NZ$000’s	US Wholesale NZ$000’s	EU Wholesale NZ$000’s	e-commerce NZ$000’s	Unallocated NZ$000’s	Total
For the 6 months ended 31 July 2018	15,571	8,758	4,556	6,757	3,047	3,813	14,248	-	56,750
Revenue from external customers	15,571	8,758	4,556	6,757	3,047	3,813	14,248	-	56,750
Cost of sales	(7,612)	(4,246)	(3,695)	(5,246)	(2,923)	(3,007)	(10,234)	(2,109)	(39,072)
Gross margin	7,959	4,512	861	1,511	124	806	4,014	(2,109)	17,678
Other segment expenses*	(6,856)	(5,644)	(672)	(1,726)	(1,187)	(1,166)	(5,375)	-	(22,626)
Unallocated expenses
Administrative expenses	-	-	-	-	-	-	-	(661)	(661)
Corporate expenses	-	-	-	-	-	-	-	(10,672)	(10,672)
Other foreign exchange gain/loss	-	-	-	-	-	-	-	845	845
EBITDA	1,103	(1,132)	189	(215)	(1,063)	(360)	(1,361)	(12,597)	(15,436)
Brand transition, restructure and transaction expenses	-	-	-	-	-	-	-	(5,157)	(5,157)
Finance expense	-	-	-	-	-	-	-	(2,454)	(2,454)
Impairment expense	-	-	-	-	-	-	-	(4,182)	(4,182)
Depreciation and amortisation	-	-	-	-	-	-	-	(1,190)	(1,190)
Fair value gain on foreign exchange contracts	-	-	-	-	-	-	-	2,306	2,306
Unrealised foreign exchange gain/(loss)	-	-	-	-	-	-	-	383	383
Fair value gainon Convertible Note derivative	-	-	-	-	-	-	-	(775)	(775)
Profit/(loss) before income tax	1,103	(1,132)	189	(215)	(1,063)	(360)	(1,361)	(23,666)	(26,505)
Income tax benefit	-	-	-	-	-	-	-	411	411
Profit/(loss) after income tax	1,103	(1,132)	189	(215)	(1,063)	(360)	(1,361)	(23,255)	(26,094)

* Other segment expenses relate to brand management expenses and some corporate expenses.